STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of Consolidated Financial Statements

These consolidated financial statements include the accounts of the following entities as at December 31, 2019:

		Percentage of	Functional
Entity	Country	ownership	currency
Tower One Wireless Corp. ("Tower One")	Canada	Parent	Canadian dollar
Tower Two SAS ("Tower Two")	Argentina	100%	Argentina Peso
Tower Three SAS ("Tower Three")	Colombia	100%	Colombian Peso
Tower 3 SA ("Tower 3")	Argentina	100%	Argentina Peso
Innervision SAS ("Innervision")	Colombia	100%	Colombian Peso
Evolution Technology SA ("Evolution")	Argentina	65%	Argentina Peso
Tower Construction & Technical Services, LLC ("TCTS")	USA	50%	US dollar
Comercializadora Mexmaken, S.A. de C.V. ("Mexmaken")	Mexico	90%	Mexican Peso

These consolidated financial statements include the accounts of the Company and the following subsidiaries as at December 31, 2018:

		Percentage of	Functional
Entity	Country	ownership	currency
Tower One Wireless Corp.	Canada	Parent	Canadian dollar
Tower Two SAS	Argentina	100%	Argentina Peso
Tower Three SAS	Colombia	100%	Colombian Peso
Tower 3 SA	Argentina	100%	Argentina Peso
Innervision SAS	Colombia	90%	Colombian Peso
Evolution Technology SA	Argentina	65%	Argentina Peso
Tower Construction & Technical Services, LLC	USA	70%	US dollar
Comercializadora Mexmaken, S.A. de C.V.	Mexico	90%	Mexican Peso